Accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable and prepaid expenses

4. Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consists of the following:

	December 31,	December 31,
	2023	2022

Prepaid expenses	$382,198	$334,686
HST Receivable	121,621	51,532
Environment protection agency overpayment (note 8)	94,582	170,729
Total	$598,401	$556,947